Related Party Transactions - Additional Information (Detail) - BRL BRL in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Officer's compensation	BRL 25,649	BRL 25,565
Directors and Executive Officers
Related Party Transaction [Line Items]
Officer's compensation	BRL 25,441	BRL 25,409